Revenue and cost of goods sold - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) customer	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€) customer
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 10,020,000	€ 4,521,000	€ 4,348,000
Contract liability	894,000	117,000
Non-current contract liability	€ 681,000	€ 472,000
Number of customers | customer	0	1	1
Percentage of entity's revenue	10.00%	10.00%
Customer one
Cost Of Goods Sold [Line items]
Revenue from sale of goods		€ 900,000	€ 424,000
Germany
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 4,488,000	3,593,000	3,816,000
Spain
Cost Of Goods Sold [Line items]
Revenue from sale of goods	14,000	64,000	37,000
Switzerland
Cost Of Goods Sold [Line items]
Revenue from sale of goods	313,000	675,000	373,000
Austria
Cost Of Goods Sold [Line items]
Revenue from sale of goods	17,000	53,000	€ 122,000
Netherlands
Cost Of Goods Sold [Line items]
Revenue from sale of goods	131,000
UAE
Cost Of Goods Sold [Line items]
Revenue from sale of goods	563,000
Italy
Cost Of Goods Sold [Line items]
Revenue from sale of goods	28,000	40,000
England
Cost Of Goods Sold [Line items]
Revenue from sale of goods	816,000	€ 96,000
US
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 3,650,000